TRADE PAYABLES AND OTHER (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other payables [abstract]
Schedule of Trade Payables and Other

	At December 31,
	2020		2019
(in millions of Euros)	Non-current	Current	Non-current	Current
Trade payables	—	626	—	711
Fixed assets payables	—	27	—	43
Employees' entitlements	—	143	—	171
Taxes payable other than income tax	—	15	—	14
Contract liabilities and other liabilities to customers	3	81	6	54
Other payables	29	13	15	6
Total Other	32	279	21	288
Total Trade payables and other	32	905	21	999

Schedule of Contract Liabilities

	At December 31,
	2020		2019
(in millions of Euros)	Non-current	Current	Non-current	Current
Deferred tooling revenue	2	—	2	—
Advance payment from customers	—	2	2	5
Unrecognized variable consideration (A)	1	72	2	46
Other	—	7	—	3
Total contract liabilities and other liabilities to customers	3	81	6	54
(A)Unrecognized variable consideration consists of expected volume rebates, discounts, incentives, refunds penalties and price concessions.